SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	Feb. 11, 2020 shares	Feb. 04, 2020 $ / shares	Jan. 15, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Total debt obligations				$ 55,528	$ 63,964
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared | $ / shares		$ 0.3325
Annual dividends, per share, declared | $ / shares		$ 1.330
Major ordinary share transactions | Series 3, Class A Preferred Equity Units
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	287,500,000.0
Coupon rate (as a percentage)	5.75%
Operating partnership, medium term notes, 3.93%, due January 2027 | Issuance of debt
Disclosure of non-adjusting events after reporting period [line items]
Total debt obligations			$ 400,000,000
Interest rate (percent)			3.93%
Borrowings, maturity			P7Y
Operating Partnership Medium Term Notes, 3.02%, due July 2023 | Issuance of debt
Disclosure of non-adjusting events after reporting period [line items]
Total debt obligations			$ 100,000,000
Interest rate (percent)			4.346%
Borrowings, implied yield			3.02%
Borrowings, maturity			P3Y6M